Commitments - Summary of license payments for non-capitalized or not yet capitalized (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Information relating to commitments
Capital commitments	€ 300,962	€ 219,897
Due within one year
Information relating to commitments
Capital commitments	61,358	41,165
between more than one and less than two years
Information relating to commitments
Capital commitments	68,009	43,734
between more than two and less than three years
Information relating to commitments
Capital commitments	72,074	46,477
between more than three and less than four years
Information relating to commitments
Capital commitments	62,974	49,280
more than four years
Information relating to commitments
Capital commitments	€ 36,547	€ 39,241